ZEGA Buy and Hedge ETF

Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 73.0%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 71.5%
SPDR S&P 500 ETF, Expiration: 12/31/2026; Exercise Price: $220.01(d)(e)	$36,120,834	522	$24,825,155

Put Options - 1.5%
SPDR S&P 500 ETF, Expiration: 4/30/2026; Exercise Price: $615.00	5,881,745	85	47,642
SPDR S&P 500 ETF, Expiration: 6/18/2026; Exercise Price: $615.00	5,881,745	85	78,498
SPDR S&P 500 ETF, Expiration: 6/30/2026; Exercise Price: $615.00	5,881,745	85	84,957
SPDR S&P 500 ETF, Expiration: 9/18/2026; Exercise Price: $615.00	5,881,745	85	129,668
SPDR S&P 500 ETF, Expiration: 12/18/2026; Exercise Price: $615.00	5,881,745	85	173,357
Total Put Options			514,122

TOTAL PURCHASED OPTIONS (Cost $24,706,393)			25,339,277

SHORT-TERM INVESTMENTS - 26.9%
Money Market Funds - 1.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.61%(f)		344,606	344,606

U.S. Treasury Bills - 25.9%		Principal Amount	Value
U.S. Treasury Bill, 2/19/2026, 3.27%(g)		$2,647,000	2,642,508
U.S. Treasury Bill, 4/9/2026, 3.55%(g)		1,283,000	1,274,573
U.S. Treasury Bill, 6/11/2026, 3.56%(g)		892,000	880,733
U.S. Treasury Bill, 7/9/2026, 3.59%(g)		2,833,000	2,789,407
U.S. Treasury Bill, 8/6/2026, 3.58%(g)		1,418,000	1,392,459
Total U.S. Treasury Bills			8,979,680

TOTAL SHORT-TERM INVESTMENTS (Cost $9,320,019)			9,324,286

TOTAL INVESTMENTS - 99.9% (Cost $34,026,412)			$34,663,563
Other Assets in Excess of Liabilities - 0.1%			22,470
TOTAL NET ASSETS - 100.0%			$34,686,033

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Non-income producing security.
(d)	FLexible EXchange® Options.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(g)	The rate shown is the annualized effective yield as of January 31, 2026.